UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Offshore, L.L.C.
Address:   One Whitehall Street
           New York, NY  10004

Form 13F File Number:   28-10027

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York             May 12, 2003

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-6788                    Rexford Management, Inc.

          28-2826                    Marcus Schloss & Co., Inc.

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    $68,337


List of Other Included Managers:

      No.      Form 13F File Number        Name

      01       28-6788                     Rexford Management, Inc.

      03       28-2826                     Marcus Schloss & Co., Inc.

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
                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole   Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ----   ------ ----

AT&T Wireless Services Inc             Com        00209A106    2,934   444,500   Sh        Defined       01,03  444,500   0    0
Comcast Corp New                    Cl A Spl      20030N200    2,611    95,000   Sh        Defined       01,03   95,000   0    0
Cox Communications Inc.               Cl A        224044107    2,878    92,500   Sh        Defined       01,03   92,500   0    0
Digene Corp                            Com        253752109    2,030   122,765   Sh        Defined       01,03  122,765   0    0
Expedia Inc                           Cl A        302125109    1,999    38,700   Sh        Defined       01,03   38,700   0    0
FEI Co                                 Com        30241L109    2,000   125,300   Sh        Defined       01,03  125,300   0    0
Hispanic Broadcasting Corp            Cl A        43357B104   11,020   533,400   Sh        Defined       01,03  533,400   0    0
Ocean Energy Inc Del                   Com        67481E106    1,624    81,200   Sh        Defined       01,03   81,200   0    0
Pharmacia Corp                         Com        71713U102   30,410   702,300   Sh        Defined       01,03  702,300   0    0
SCIOS Inc                              Com        808905103    4,428   100,500   Sh        Defined       01,03  100,500   0    0
Sports Authority Inc                   Com        849176102      233    33,400   Sh        Defined       01,03   33,400   0    0
Wallace Computer Services Inc          Com        932270101    4,215   169,200   Sh        Defined       01,03  169,200   0    0
Wiltel Communications Group Inc        Com        972487102    1,955   155,176   Sh        Defined       01,03  155,176   0    0